Employee benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Employee benefits
Defined contribution plan expense	¥ 35,779	$ 5,643	¥ 32,191	¥ 40,378
Percent of costs of employee benefits recorded in sales and marketing expenses	59.00%	59.00%	61.00%	61.00%
Beijing Jiachenhong
Employee benefits
Percent of contributions made on a standard salary base	40.00%	40.00%
Guangzhou Nuoya
Employee benefits
Percent of contributions made on a standard salary base	40.00%	40.00%
Zhejiang Lukou
Employee benefits
Percent of contributions made on a standard salary base	40.00%	40.00%